Supplement dated September 6, 2013 to the current Statement of Additional Information (SAI) of each of the Funds named below.

At a recent meeting, the Boards of Directors/Trustees of the Funds elected three new individuals to serve as Directors/Trustees. To reflect their appointment, the Independent Board Member biographical tables appearing in Part I of the SAI are hereby revised by including the following new information:

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Ellen S. Alberding (55) Board Member Portfolios Overseen: 64	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.

Keith F. Hartstein (56) Board Member Portfolios Overseen: 64	Formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.

James E. Quinn (61) Board Member Portfolios Overseen: 64	Formerly President (2008-2012), President and Director (2003-2008) and Vice Chairman and Director (1998-2003), Tiffany & Company (jewelry retailing); Director, Mutual of America Capital Management Corporation (asset management) (since 1996); Director, Hofstra University (since 2008); Vice Chairman, Museum of the City of New York (since 1984).	Director of Deckers Outdoor Corporation (footwear manufacturer) (since 2011).

With respect to Prudential MoneyMart Assets, Inc. Stuart S. Parker has resigned as a Director, and Mr. Parker has resigned as a Committee Member of the Prudential Variable Contract Account-2. Mr. Parker will continue to serve as the President of both Prudential MoneyMart Assets, Inc. and the Prudential Variable Contract Account-2.

Investment Company Name	Fund / Series Name
Prudential Investment Portfolios 2	Prudential Core Short-Term Bond Fund
Prudential Core Taxable Money Market Fund

Prudential Investment Portfolios 3	Prudential Strategic Value Fund
Prudential Jennison Select Growth Fund
Prudential Real Assets Fund
Prudential Jennison Market Neutral Fund

Prudential Investment Portfolios, Inc. 14	Prudential Government Income Fund
Prudential Floating Rate Income Fund

Prudential Investment Portfolios 12	Prudential Global Real Estate Fund
Prudential US Real Estate Fund

Prudential Investment Portfolios 4	Prudential Muni High Income Fund

Prudential Investment Portfolios 5	Prudential Jennison Conservative Growth Fund
Prudential Small-Cap Value Fund

Prudential MoneyMart Assets, Inc.

Prudential Investment Portfolios 6	Prudential California Muni Income Fund

Prudential Investment Portfolios, Inc. 15	Prudential High Yield Fund
Prudential Short Duration High Yield Income Fund

Prudential National Muni Fund, Inc.

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Investment Portfolios 7	Prudential Jennison Value Fund

Prudential Investment Portfolios 8	Prudential Stock Index Fund

The Prudential Investment Portfolios, Inc.	Prudential Asset Allocation Fund
Prudential Jennison Equity Opportunity Fund
Prudential Jennison Growth Fund
Prudential Conservative Allocation Fund
Prudential Moderate Allocation Fund
Prudential Growth Allocation Fund

Prudential Jennison Small Company Fund, Inc.

Prudential Investment Portfolios 9	Prudential Large-Cap Core Equity Fund
Prudential International Real Estate Fund
Prudential Absolute Return Bond Fund

Prudential World Fund, Inc.	Prudential International Equity Fund
Prudential International Value Fund
Prudential Emerging Markets Debt Local Currency Fund
Prudential Jennison Global Opportunities Fund
Prudential Jennison International Opportunities Fund

Prudential Investment Portfolios, Inc. 10	Prudential Mid-Cap Value Fund
Prudential Jennison Equity Income Fund

Prudential Jennison Natural Resources Fund, Inc.

Prudential Global Total Return Fund, Inc.

Prudential Total Return Bond Fund, Inc.

Prudential Sector Funds, Inc.	Prudential Financial Services Fund
Prudential Jennison Health Sciences Fund
Prudential Jennison Utility Fund

Prudential Investment Portfolios 16	Target Conservative Allocation Fund
Prudential Defensive Equity Fund

The Target Portfolio Trust	Large Capitalization Growth Portfolio
Large Capitalization Value Portfolio
Small Capitalization Growth Portfolio
Small Capitalization Value Portfolio
International Equity Portfolio
Total Return Bond Portfolio
Intermediate-Term Bond Portfolio
Mortgage-Backed Securities Portfolio

Prudential Short-Term Corporate Bond Fund, Inc.

Prudential Jennison 20/20 Focus Fund

Prudential Variable Contract Account-2

Prudential Variable Contract Account-10

Prudential Variable Contract Account-11

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